July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Select Equity Active ETF | BELT | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares U.S. Select Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 14.2%
Airbus SE, ADR NVS	7,203	$420,799
Howmet Aerospace, Inc.	3,345	944,160
		1,364,959
Broadline Retail — 8.9%
Amazon.com, Inc.(a)	3,161	858,464
Building Products — 4.4%
Trane Technologies PLC	935	425,378
Capital Markets — 4.4%
Robinhood Markets, Inc., Class A(a)	1,926	166,714
S&P Global, Inc.	634	261,164
		427,878
Electrical Equipment — 4.9%
Vertiv Holdings Co., Class A	1,934	467,196
Financial Services — 4.6%
Mastercard, Inc., Class A	777	445,299
Insurance — 3.3%
Progressive Corp.(The)	1,485	313,959
Interactive Media & Services — 12.2%
Alphabet, Inc., Class C, NVS	2,221	792,119
Meta Platforms, Inc., Class A	680	378,563
		1,170,682
Leisure Products — 3.3%
Hasbro, Inc.	3,406	319,960
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.(a)	704	335,210
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV, ADR(b)	285	$464,265
Broadcom, Inc.	1,896	738,075
Intel Corp.(a)	4,958	447,211
		1,984,761
Software — 11.2%
Cadence Design Systems, Inc.(a)	1,405	477,728
Microsoft Corp.	1,280	594,842
		1,072,570
Total Long-Term Investments — 92.0% (Cost: $7,049,863)		8,851,106
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	610,000	610,000
Total Short-Term Securities — 6.4% (Cost: $610,000)		610,000
Total Investments — 98.4% (Cost: $7,659,863)		9,461,106
Other Assets Less Liabilities — 1.6%		157,782
Net Assets — 100.0%		$9,618,888

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$490,000	$120,000 (a)	$—	$—	$—	$610,000	610,000	$5,370	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Select Equity Active ETF

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,851,106	$—	$—	$8,851,106
Short-Term Securities
Money Market Funds	610,000	—	—	610,000
	$9,461,106	$—	$—	$9,461,106

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares